QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2018
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Summary of unaudited quarterly results of operations
	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	2018	2018	2018	2018
	(In millions, except per share amounts)
Revenues	$1,381.7	$1,397.2	$1,423.2	$1,464.5
Operating expenses	1,009.4	1,000.5	943.4	956.0
Operating income	372.3	396.7	479.8	508.5
Interest expense, net	127.2	133.6	136.8	144.7
Income from continuing operations before income taxes	245.1	263.1	343.0	363.8
Provision for income taxes	65.2	39.3	54.3	110.7
Income from continuing operations	179.9	223.8	288.7	253.1
(Loss) income from discontinued operations, net of taxes (1)	(16.0)	(6.0)	7.8	31.8
Net income	$163.9	$217.8	$296.5	$284.9

Basic income per share:
Income from continuing operations	$3.25	$4.05	$5.27	$4.69
(Loss) income from discontinued operations	$(0.29)	$(0.11)	$0.14	$0.59
Net income per share	$2.96	$3.94	$5.41	$5.28

Diluted income per share:
Income from continuing operations	$3.23	$4.04	$5.25	$4.67
(Loss) income from discontinued operations	$(0.28)	$(0.11)	$0.14	$0.58
Net income per share	$2.95	$3.93	$5.39	$5.25

(1)

In the first quarter of 2019, Epsilon was presented as a discontinued operation in accordance with ASC 205 in our Quarterly Report on Form 10-Q. Included in our presentation was the allocation of interest expense associated with $1.9 billion in senior notes for the three months ended March 31, 2019 and 2018, respectively. On April 30, 2019, the Company amended its credit agreement, which among other items, provided that upon consummation of the sale of Epsilon, a mandatory payment of $500.0 million of the revolving credit facility will be required and all of the Company’s outstanding senior notes will be required to be redeemed. The table above includes the allocation of interest expense associated with the $500.0 million mandatory repayment of the revolving credit facility, as well as the related income tax effect, which was not reflected in our historical results in our Quarterly Report on Form 10-Q for the period ended March 31, 2019. The impact was $4.6 million of interest expense and an income tax benefit of $1.2 million.

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017
	(In millions, except per share amounts)
Revenues	$1,356.3	$1,284.9	$1,360.6	$1,472.9
Operating expenses	1,000.1	951.9	918.8	1,086.0
Operating income	356.2	333.0	441.8	386.9
Interest expense, net	103.4	110.5	115.2	126.3
Income from continuing operations before income taxes	252.8	222.5	326.6	260.6
Provision for income taxes	92.8	77.3	97.8	25.4
Income from continuing operations	160.0	145.2	228.8	235.2
(Loss) income from discontinued operations, net of taxes	(13.6)	(7.5)	4.4	36.2
Net income	$146.4	$137.7	$233.2	$271.4

Basic income per share:
Income from continuing operations	$2.84	$2.61	$4.13	$4.26
(Loss) income from discontinued operations	$(0.24)	$(0.13)	$0.08	$0.65
Net income per share	$2.60	$2.48	$4.21	$4.91

Diluted income per share:
Income from continuing operations	$2.82	$2.60	$4.12	$4.23
(Loss) income from discontinued operations	$(0.24)	$(0.13)	$0.08	$0.65
Net income per share	$2.58	$2.47	$4.20	$4.88